SCHEDULE OF INVENTORIES (Details) - CAD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule Of Inventories
Finished goods	$ 1,372,229	$ 954,453
Parts	1,204,037	577,810
Inventories	$ 2,576,266	$ 1,532,263